Exhibit 99.6 Schedule 3

	Client Name:	New Residential Investment Corp
	Client Project Name:	NRMLT 2025-NQM3
	Start - End Dates:	9/24/2024 - 10/2/2024
	Deal Loan Count:	4

	Loan Level Tape Compare Upload

	Loans in Report	4
Loan Number	Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Full Diligence ID
1923659	XX	XX	DTI Qualifying (Back)	51.1100	41.2700	XX
1923659	XX	XX	Property Type	Detached PUD	Attached PUD	XX
1923659	XX	XX	Total Cash Out	7705.25	47328.65	XX
1923646	XX	XX	Disbursement Date	XX	XX	XX
1923645	XX	XX	Cash Reserves	554825.88	408276.85	XX
1923645	XX	XX	Disbursement Date	XX	XX	XX
1923645	XX	XX	Months Reserves	16.00	12.38	XX

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